SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic	33,331,574	29,315,930	33,365,467	24,001,126
Net income (loss) per share - basic	$ (0.16)	$ 0.82	$ (0.33)	$ (1.21)
Weighted average number of shares outstanding - diluted	33,331,574	31,255,088	33,365,467	24,001,126
Net income (loss) per share - diluted	$ (0.16)	$ 0.76	$ (0.33)	$ (1.21)
Shareholders' equity	$ 26,828,165	$ 19,078,559	$ 26,828,165	$ 19,078,559	$ 34,926,239	$ 3,848,205
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity	$ 82,095,080	78,120,179	$ 82,095,080	78,120,179	$ 81,038,365	$ 36,943,304
Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 6,112,089		$ 6,112,089
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic		30,215,930		24,591,235
Net income (loss) per share - basic		$ 0.79		$ (1.18)
Weighted average number of shares outstanding - diluted		32,155,088
Net income (loss) per share - diluted		$ 0.74
Shareholders' equity		$ 32,825,867		$ 32,825,867
Previously Reported [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		90,036,180		90,036,180
Previously Reported [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ 7,943,696		$ 7,943,696
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic		(900,000)		(590,109)
Net income (loss) per share - basic		$ 0.03		$ (0.03)
Weighted average number of shares outstanding - diluted		(900,000)
Net income (loss) per share - diluted		$ 0.02
Shareholders' equity		$ (13,747,308)		$ (13,747,308)
Revision of Prior Period, Adjustment [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		(11,916,001)		(11,916,001)
Revision of Prior Period, Adjustment [Member] | Equity Reserve [member]
IfrsStatementLineItems [Line Items]
Shareholders' equity		$ (1,831,607)		$ (1,831,607)